UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock
Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Small
Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth
Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2010

Date of reporting period: 02/28/2010

Item 1 – Schedule of Investments

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.
Schedule of Investments February 28, 2010 (Unaudited)	(Percentages shown are based on Net Assets)
Mutual Fund	Value
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC	$ 411,463,231
Total Investments (Cost - $367,360,849) - 100.1%	411,463,231
Liabilities in Excess of Other Assets - (0.1)%	(407,931)
Net Assets - 100.0%	$ 411,055,300

BlackRock Small Cap Growth Fund II (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Small Cap Growth Portfolio (the "Portfolio"), which has the same investment objective and strategies as the Fund. As of February 28, 2010, the value of the investment and the percentage owned by the Fund of the
Portfolio was $411,463,231 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Portfolio.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

As of February 28, 2010, the Fund's investment in the Portfolio was classified as Level 2.

Schedule of Investments February 28, 2010 (Unaudited)

BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.0%
Argon ST, Inc. (a)	190	$ 4,667,407
BE Aerospace, Inc. (a)	332	8,588,440
Orbital Sciences Corp. (a)	185	3,414,025
		16,669,872
Air Freight & Logistics — 3.9%
Atlas Air Worldwide Holdings, Inc. (a)	216	9,750,804
Forward Air Corp.	256	6,252,441
		16,003,245
Beverages — 2.3%
Heckmann Corp. (a)	1,570	9,388,600
Biotechnology — 7.7%
Amylin Pharmaceuticals, Inc. (a)	203	3,840,480
Cubist Pharmaceuticals, Inc. (a)	272	5,718,672
Dendreon Corp. (a)(b)	163	5,090,490
OSI Pharmaceuticals, Inc. (a)	191	7,052,310
Onyx Pharmaceuticals, Inc. (a)	155	4,302,800
Vanda Pharmaceuticals, Inc. (a)	572	5,871,051
		31,875,803
Capital Markets — 1.7%
Greenhill & Co., Inc. (b)	29	2,043,470
SWS Group, Inc.	395	4,757,943
		6,801,413
Chemicals — 1.0%
Intrepid Potash, Inc. (a)(b)	150	4,116,992
Commercial Services & Supplies — 2.3%
Clean Harbors, Inc. (a)	63	3,569,552
SYKES Enterprises, Inc. (a)(b)	254	6,058,407
		9,627,959
Construction & Engineering — 1.0%
Chicago Bridge & Iron Co. NV (a)	184	3,982,284
Consumer Finance — 2.1%
Dollar Financial Corp. (a)	389	8,733,648
Containers & Packaging — 1.0%
Bway Holding Co. (a)	260	3,924,228
Diversified Consumer Services — 1.3%
Grand Canyon Education, Inc. (a)	247	5,375,121
Diversified Telecommunication Services — 0.9%
Cbeyond Communications, Inc. (a)	290	3,592,280
Electronic Equipment, Instruments &
Components — 1.2%
Cogent, Inc. (a)	512	5,065,830
Energy Equipment & Services — 0.9%
Superior Energy Services, Inc. (a)	173	3,567,415

Common Stocks	Shares	Value
Food Products — 1.5%
American Italian Pasta Co.,
Class A (a)	158	$ 6,146,269
Health Care Equipment & Supplies — 5.4%
Gen-Probe, Inc. (a)	121	5,432,140
Inverness Medical Innovations,
Inc. (a)	161	6,270,514
Sirona Dental Systems, Inc. (a)	135	4,837,972
SonoSite, Inc. (a)	187	5,543,827
		22,084,453
Health Care Providers & Services — 7.1%
Emergency Medical Services
Corp. (a)	84	4,373,040
HealthSouth Corp. (a)	351	6,072,300
Lincare Holdings, Inc. (a)	199	7,971,760
Magellan Health Services, Inc. (a)	117	4,921,282
Mednax, Inc. (a)	113	6,018,750
		29,357,132
Health Care Technology — 2.0%
MedAssets, Inc. (a)	228	4,940,530
SXC Health Solutions Corp. (a)	62	3,089,477
		8,030,007
Hotels Restaurants & Leisure — 5.8%
Bally Technologies, Inc. (a)(b)	103	4,252,807
The Cheesecake Factory, Inc. (a)	232	5,479,705
Domino's Pizza, Inc. (a)	176	2,199,489
Scientific Games Corp., Class A (a)	709	11,969,943
		23,901,944
IT Services — 7.7%
ExlService Holdings, Inc. (a)	502	8,635,552
Gartner, Inc., Class A (a)	466	11,086,140
Global Cash Access, Inc. (a)	845	6,326,803
Sapient Corp.	642	5,789,938
		31,838,433
Insurance — 0.9%
Aspen Insurance Holdings Ltd.	127	3,594,672
Internet & Catalog Retail — 0.8%
Shutterfly, Inc. (a)	169	3,237,353
Internet Software & Services — 2.9%
Constant Contact, Inc. (a)	56	1,052,988
GSI Commerce, Inc. (a)	196	4,886,629
SkillSoft Plc - ADR (a)	559	6,199,532
		12,139,149
Life Sciences Tools & Services — 2.7%
ICON Plc - ADR (a)	207	4,877,205

Portfolio Abbreviation

ADR American Depositary Receipts

BLACKROCK MASTER SMALL CAP GROWTH PORTFOLIO OF BLACKROCK MASTER FEBRUARY 28, 2010 1
LLC

Schedule of Investments (continued)

BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Life Sciences Tools & Services
(concluded)
PerkinElmer, Inc.	283	$ 6,285,430
		11,162,635
Machinery — 1.3%
Manitowoc Co.	450	5,250,498
Media — 3.0%
CKX, Inc. (a)	1,578	6,580,402
Live Nation, Inc. (a)	453	5,882,924
		12,463,326
Metals & Mining — 1.2%
Century Aluminum Co. (a)	409	4,980,834
Oil, Gas & Consumable Fuels — 5.1%
Comstock Resources, Inc. (a)	70	2,416,158
EXCO Resources, Inc.	199	3,757,417
Energy XXI Bermuda Ltd.	94	1,709,088
Massey Energy Co.	130	5,584,973
Plains Exploration & Production
Co. (a)	228	7,480,680
		20,948,316
Pharmaceuticals — 1.8%
Akorn, Inc. (a)	1,216	1,848,885
Auxilium Pharmaceuticals, Inc. (a)(b)	120	3,635,114
Cypress Bioscience, Inc. (a)	390	2,045,696
		7,529,695
Professional Services — 3.1%
Diamond Management & Technology
Consultants, Inc.	580	4,201,948
Heidrick & Struggles International,
Inc.	79	2,122,539
Kforce, Inc. (a)	174	2,312,352
Resources Connection, Inc. (a)	118	2,012,441
TrueBlue, Inc. (a)	164	2,169,645
		12,818,925
Semiconductors & Semiconductor
Equipment — 4.0%
Entegris, Inc. (a)	993	4,447,309
Microsemi Corp. (a)	287	4,443,615
Monolithic Power Systems, Inc. (a)	124	2,524,533
Silicon Laboratories, Inc. (a)(b)	109	4,971,136
		16,386,593
Software — 8.3%
Blackboard, Inc. (a)	143	5,606,534
DemandTec, Inc. (a)	448	2,630,975
SonicWALL, Inc. (a)	1,157	9,269,973
Taleo Corp., Class A (a)	294	6,908,990
TiVo, Inc. (a)	1,015	9,618,664
		34,035,136
Specialty Retail — 2.2%
Lumber Liquidators Holdings, Inc. (a)	158	3,504,440

Common Stocks	Shares	Value
Specialty Retail (concluded)
The Wet Seal, Inc., Class A (a)	1,334 $	5,348,137
		8,852,577
Total Long-Term Investments
(Cost – $359,380,255) – 98.1%		403,482,637
Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.10%, (c)(d)	2,001,484	2,001,484
	Beneficial
	Interest
	(000)
BlackRock Liquidity Series, LLC
Money Market Series,
0.27% (c)(d)(e)	$ 29,230	29,230,050
Total Short-Term Securities
(Cost – $31,231,534) – 7.6%		31,231,534
Total Investments
(Cost – $390,611,789*) – 105.7%		434,714,171
Liabilities in Excess of Other Assets – (5.7)%		(23,250,940)
Net Assets – 100.0%	$ 411,463,231

* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 395,507,963
Gross unrealized appreciation	$ 59,633,585
Gross unrealized depreciation	(20,427,377)
Net unrealized appreciation	$ 39,206,208

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Represents the current yield as of report date.
(d) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
BlackRock Liquidity Funds,
TempFund, Institutional Class	$ (1,967,496)	$ 6,511
BlackRock Liquidity Series, LLC
Money Market Series	$ 7,636,550	$ 74,944

(e) Security was purchased with the cash collateral from securities loans.

2 BLACKROCK MASTER SMALL CAP GROWTH PORTFOLIO OF BLACKROCK MASTER LLC FEBRUARY 28, 2010

Schedule of Investments (concluded)

BlackRock Master Small Cap Growth Portfolio

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28,
2010 in determining the fair valuation of the Portfolio’s investments:
Investments in Securities

Valuation
Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments [1]	$ 403,482,637	-	-	$ 403,482,637
Short-Term
Securities	2,001,484	$ 29,230,050	-	31,231,534
Total	$ 405,484,121 $ 29,230,050		-	$ 434,714,171

1 See above Schedule of Investments for values in each industry.

BLACKROCK MASTER SMALL CAP GROWTH PORTFOLIO OF BLACKROCK MASTER LLC

FEBRUARY 28, 2010

3

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b)
under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small
Cap Growth Portfolio of BlackRock Master LLC

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master
Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master
Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 28, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master
Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 28, 2010